Acquisition of Richmond Mines Ltd. (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about business combination [abstract]
Schedule of Asset Acquisitions
The following table summarizes the fair value of the total consideration transferred from the Company and the preliminary fair value of identified assets acquired and liabilities assumed, based on the calculated fair value estimates. Final valuations of assets and liabilities are not yet complete due to the timing of the acquisition and the inherent complexity associated with the valuations. The Company expects to finalize the determination of the fair values of the assets and liabilities acquired and deferred taxes within 12 months of the acquisition date, which could result in material differences from the preliminary values presented in these financial statements.

Consideration transferred
Common shares issued	$615.3
Replacement of long-term incentive instruments	12.1
$627.4

Net assets acquired
Cash and cash equivalents	$46.2
Equity securities	11.7
Current assets, excluding cash and cash equivalents and equity securities	22.5
Mineral property, plant and equipment	774.3
Current liabilities	(21.2)
Long-term liabilities	(4.6)
Deferred income taxes	(201.5)
$627.4